Subsequent events (Details)	12 Months Ended
Dec. 31, 2022
Srmn Holdings S A [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	SRMN Holding S.A.
Aventura Holdings S A [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Aventura Holding S.A.
Central Eolica Srmn One S A [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica SRMN I S.A.
Central Eolica Aventura Two S A [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica Aventura II S.A.
Central Eolica Srmn Two S A [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica SRMN II S.A.
Central Eolica Aventura Three S A [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica Aventura III S.A.
Central Eolica Srmn Three S A [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica SRMN III S.A.
Central Eolica Aventura Four S A [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica Aventura IV S.A.
Central Eolica Srmn Four S A [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica SRMN IV S.A.
Central Eolica Aventura Five S A [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica Aventura V S.A.
Central Eolica Srmn Five S A [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Acquisition	Central Eólica SRMN V S.A.